Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MERIDIAN FUND INC
Entity Central Index Key	0000745467
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000132936 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	MRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Investor Class)	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	6.41%	5.50%	13.85%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 33,734,189
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 318,783
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
(1) Figures are reported as a percentage of net assets.

C000156527 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class C
Trading Symbol	MRCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class C)	$231	2.25%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class C/(MRCEX))	5.35%	4.53%	12.96%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 33,734,189
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 318,783
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
(1) Figures are reported as a percentage of net assets.

C000132937 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class A
Trading Symbol	MRAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class A)	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.16%	5.17%	13.53%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	0.06%	3.93%	12.86%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 33,734,189
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 318,783
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
(1) Figures are reported as a percentage of net assets.

C000003881 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Legacy Class
Trading Symbol	MEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Legacy Class)	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	6.41%	5.48%	13.89%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 33,734,189
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 318,783
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
(1) Figures are reported as a percentage of net assets.

C000003882 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Legacy Class
Trading Symbol	MERDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Legacy Class)	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	7.32%	(2.36)%	7.63%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 530,880,448
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 4,786,924
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132941 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Institutional Class
Trading Symbol	MRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Institutional Class)	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	7.40%	(2.32)%	7.67%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 530,880,448
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 4,786,924
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132940 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class A
Trading Symbol	MRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class A)	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	7.01%	(2.58)%	7.34%
Meridian Growth Fund (Class A/(MRAGX)) (1)	0.87%	(3.73)%	6.71%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 530,880,448
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 4,786,924
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000156528 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class C
Trading Symbol	MRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class C)	$202	1.96%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class C/(MRCGX))	6.23%	(3.29)%	6.57%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 530,880,448
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 4,786,924
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132939 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Investor Class
Trading Symbol	MRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Investor Class)	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	7.24%	(2.42)%	7.58%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 530,880,448
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 4,786,924
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132942 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Investor Class
Trading Symbol	MFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Investor Class)	$141	1.23%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	29.73%	8.38%	13.83%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 679,391,632
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,117,518
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000156529 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class C
Trading Symbol	MFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class C)	$255	2.23%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class C/(MFCCX))	28.43%	7.29%	12.75%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 679,391,632
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,117,518
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000132943 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class A
Trading Symbol	MFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class A)	$170	1.48%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	29.57%	8.13%	13.55%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	22.11%	6.86%	12.88%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 679,391,632
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,117,518
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000003883 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Legacy Class
Trading Symbol	MVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Legacy Class)	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	29.81%	8.42%	13.93%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 679,391,632
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,117,518
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
(1) Figures are reported as a percentage of net assets.

C000132293 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Legacy Class
Trading Symbol	MSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Legacy Class)	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	17.09%	(0.32)%	9.37%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 272,755,578
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,117,264
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132296 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Institutional Class)	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	17.25%	(0.20)%	9.49%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 272,755,578
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,117,264
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132295 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class A
Trading Symbol	MSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class A)	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	16.80%	(0.61)%	9.04%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	10.12%	(1.78)%	8.39%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 272,755,578
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,117,264
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000156530 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class C
Trading Symbol	MSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class C)	$243	2.25%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class C/(MSGCX))	15.94%	(1.33)%	8.26%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 272,755,578
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,117,264
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132294 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Investor Class)	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	17.03%	(0.35)%	9.32%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 272,755,578
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,117,264
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.